NOTE 13 - Share Based Compensation	12 Months Ended
Dec. 31, 2025
Notes
NOTE 13 - Share Based Compensation:

NOTE 13 - Share Based Compensation:

Stock Options awards under Equity Incentive Plan:

a.Options granted under the Company's 2025 Equity Incentive Plan (the "Plan") are exercisable within 10 years from the date of grant upon payment of the exercise price as indicated in the Plan.

b.On February 20, 2024, the Company granted employees and consultants 2,857 options to purchase shares of the Company at CAD 7.875 ($5.95) per share. The options will be exercisable for a 10-year period. The options will vest quarterly over a 2-year period. The total value of the options granted is CAD 11 ($8).

c.On February 20, 2024, the Company granted employees and consultants 13,600 options to purchase shares of the Company at CAD 7.875 ($5.95) per share. The options will be exercisable for a 2-year period. The options will vest immediately in May 2024. The total value of the options granted is CAD 24 ($18).

d.On March 22, 2024, the Company granted employees and consultants 47,144 options to purchase the Company's shares at CAD 9.975 ($7.35) per share.  The options will be exercisable for a 10-year period. 11,429 options will vest quarterly over a 2-year period, 32,287 options will vest quarterly over a 3-year period, 2,857 options will vest quarterly over a 1-year period, 571 options will vest over a 18-months period. The total value of the options granted is CAD 237 ($175).

e.On March 22, 2024, the Company granted employees and consultants 22,857 options to purchase the Company's shares at CAD 9.975 ($7.35) per share. The options will be exercisable for a 3-year period. 14,286 options will vest quarterly over a 2.75-year period after a 3-months period from the date of the grant and 8,571 options will vest monthly over a 2.5-year period after a 6-months period from the date of the grant. The total value of the options granted is CAD 77 ($57).

f.On May 31, 2024, the Company granted employees and consultants 16,429 options to purchase the Company's shares at CAD 8.925 ($6.65) per share. The options will be exercisable for a 10-year period. The options will vest quarterly over a 3-year period. The total value of the options granted is CAD 75 ($55).

g.On November 15, 2024, the Company granted employees and consultants 111,998 options to purchase the Company’s shares at CAD 8.48 ($6.05) per share. The options will be exercisable for a 10-year period. 102,140 options will vest quarterly over a 3-year period, 5,428 options will vest quarterly over a 2-year period and 4,430 options will vest quarterly over a 1-year period. The total value of the options granted is $338.

h.On August 14, 2025, the Company granted employees and consultants 60,140 options to purchase shares of the Company at $9.22 per share under the Company’s plan. 43,712 options will vest quarterly over a 3-year period, 11,428 options will vest quarterly over a 2-year period and 5,000 options will vest monthly over a 2-year period. The total value of the options granted is $284.

i.On August 25, 2025, the Company granted employees, consultants and directors 18,572 options to purchase shares of the Company at $8.30 per share under the Company’s plan. The options will vest quarterly over a 3-year period. The total value of the options granted is $79.

j.On December 19, 2025, the Company granted employees and consultants 25,713 options to purchase shares of the Company at $5.23 per share under the Company’s plan. The options will vest quarterly over a 3-year period. The total value of the options granted is $78.

k.The following assumptions were used to estimate the fair value of the options using the Black-Scholes model:

	For the year ended December 31,
Inputs	2025	2024
Volatility	50%-60%	50%
Dividend Yield	0%	0%
Risk-Free Interest Rate	3.71%-3.97%	3.26%-4.58%

l.A summary of activity of options granted under the Company's Plan is as follows:

	December 31, 2025		December 31, 2024
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Options outstanding at beginning of period	1,902,090	6.30	1,807,456	6.15
Changes during the period:
Granted (Notes 13b-13j)	104,425	8.07	214,885	6.23
Exercised (Notes 12c and 12k)	(8,929)	4.04	(106,132)	3.67
Forfeited	(17,024)	6.79	(14,119)	5.89
Options outstanding at end of period	1,980,562	6.32	1,902,090	6.30
Options exercisable at period end	1,749,670	6.24	1,620,445	6.04

The options outstanding on December 31, 2025, had a weighted-average contractual life of 5.75 years (December 31, 2024: 6.5 years).

Restricted Stock Units (RSUs) Awards under Equity Incentive Plan:

m.RSUs granted under the Company's 2025 Equity Incentive Plan (the "Plan") are settled in common shares upon completion of the applicable vesting and performance conditions.

n.On April 26, 2024, the Company granted employees and consultants 20,000 restricted share units (“RSU”) under the Company’s plan with an expiry date of December 31, 2024. The RSU vesting is subject to the performance condition of achieving the Company’s specified targets in 2024.

o.On November 15, 2024, the Company granted employees and consultants 5,400 restricted share units (“RSU”) under the Company’s plan. The vesting period is 12 months following the grant date.

p.On November 21, 2025, the Company granted employees and consultants 6,400 restricted share units (“RSU”) under the Company’s plan. 5,400 RSUs will vest over 12 months following the grant date and 1,000 RSUs were fully vested on December 31, 2025.

q.A summary of activity of RSUs granted under the Company's Plan is as follows:

	December 31, 2025		December 31, 2024
	Number of RSUs	Weighted Average Share Price	Number of RSUs	Weighted Average Share Price
RSUs outstanding at beginning of period	25,400	6.51	-	-
Changes during the period:
Granted (Note 13p)	6,400	5.97	25,400	6.51
Vested (Note 12j)	(11,114)	6.34	-	-
Forfeited	(14,286)	6.64	-	-
RSUs outstanding at end of period	6,400	5.97	25,400	6.51

Warrants Issued to Service Providers:

r.On April 26, 2024, the Company granted employees and consultants 8,571 warrants to purchase the Company's shares at CAD 9.10 ($6.65) per share under the Company share option plan. The warrants will be exercisable for 2-year period. The total value of the warrants granted is CAD 24 ($18).

s.On April 11, 2025, the Company extended the expiry date of 64,986 warrants by additional 24 months in connection with the new loan facilities (Note 10C).

t.On September 19, 2025, as part of the Equity Offering, the Company reduced the exercise price of 10,948 warrants that were exercised from $7.66 to $6.50 per share (Notes 12i and 10C).

u.The following assumptions were used to estimate the fair value of the warrants using the Black-Scholes model:

	For the year ended December 31,
Inputs	2025	2024
Volatility	59%	50%
Dividend Yield	0%	0%
Risk-Free Interest Rate	4.21%	4.43%

v.A summary of activity of warrants granted to purchase the Company's Shares under the Company's Plan is as follows:

	December 31, 2025		December 31, 2024
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Warrants outstanding at beginning of period	73,557	7.54	64,986	7.66
Changes during the period:
Issued	-	-	8,571	6.65
Exercised (Note 12i)	(10,948)	7.66	-	-
Expired	-	-	-	-
Warrants outstanding at end of period	62,609	7.54	73,557	7.54

w.The following table summarizes information about the warrants outstanding as of December 31, 2025:

Warrants Outstanding
December 31, 2025	Exercise Price	Expiry Date
54,038	$7.66	October 25, 2027
8,571	$6.66	April 26, 2026
62,609